ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Series A Convertible Preferred Shares CNY	Dec. 31, 2010 Series B Convertible Preferred Shares CNY	Dec. 31, 2010 Series C Convertible Preferred Shares CNY	Dec. 31, 2010 Series D Convertible Preferred Shares CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2010 Parent Company Series A Convertible Preferred Shares CNY	Dec. 31, 2010 Parent Company Series B Convertible Preferred Shares CNY	Dec. 31, 2010 Parent Company Series C Convertible Preferred Shares CNY	Dec. 31, 2010 Parent Company Series D Convertible Preferred Shares CNY
Statements of Cash Flows
Cash flows from operating activities	$ (5,137)	(32,004)	296,705	456,914					$ (17,984)	(112,041)	(180,407)	(257,026)
Cash flows from financing activities	12,334	76,838	(46,216)	406,598					19,447	121,157
Proceeds from issuance of ordinary shares, net of expenses				447,628								447,628
Proceeds from issuance of exercise of options	1,244	7,752	2,684							1	2,684
Effects of exchange rate changes on cash and cash equivalents	(1,213)	(7,559)	(15,450)	(11,774)					(18)	(114)	(10,012)	(105)
Net change in cash and cash equivalents	(34,395)	(214,286)	(306,281)	347,092					1,445	9,003	(187,735)	190,497
Cash and cash equivalents at beginning of year	64,606	402,502	708,783	361,691					1,066	6,641	194,376	3,879
Cash and cash equivalents at end of year	30,211	188,216	402,502	708,783					2,511	15,644	6,641	194,376
Supplemental disclosure of non-cash investing and financing activities
Conversion of convertible redeemable preferred shares into ordinary shares					14,283	96,667	579,490	792,502					14,283	96,667	579,490	792,502
Issuance of share options upon exercise of warrants				2,737								2,737
Issuance of share options upon warrants			1,219								1,219